Capital Management	12 Months Ended
Dec. 31, 2023
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital Management	Capital Management
The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the development and production of its mine properties and to maintain a flexible capital structure for its projects for the benefit of its stakeholders.

The Company's capital consists of items included in shareholders’ equity, debt facilities net of cash and cash equivalents and short-term investments.

Management reviews the capital structure on a regular basis to ensure that the above-noted objectives are met. The Company manages the capital structure and makes adjustments to it considering changes in the economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new loans and borrowings, common shares, or acquire or dispose of assets.

Certain loan agreements contain operating and financial covenants that could restrict the ability of the Company and its subsidiaries. MCSA, Ero Gold, and NX Gold, to, among other things, incur additional indebtedness needed to fund its respective operations, pay dividends or make other distributions, make investments, create liens, sell or transfer assets or enter into transactions with affiliates. There are no other restrictions or externally imposed capital requirements of the Company.